SCHEDULE OF LONG-TERM INVESTMENTS (Details) ¥ in Thousands	Sep. 30, 2025 USD ($)	Sep. 12, 2025 USD ($)	Sep. 12, 2025 CNY (¥)	Aug. 31, 2025 USD ($)	Aug. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Apr. 07, 2020 USD ($)	Apr. 07, 2020 CNY (¥)
Investments, All Other Investments [Abstract]
Equity method investments, net		$ 728,474	¥ 5,170	$ 198,778	¥ 1,400	$ 760,713	$ 696,618	$ 573,906	$ 308,384	¥ 2,000
Equity investments using the measurement alternative						997,802
Long-term investment, net						$ 1,758,515